Loans and amounts due from credit institutions	12 Months Ended
Dec. 31, 2018
Loans and amounts due from credit institutions [Abstract]
Loans and amounts due from credit institutions

5.         Loans and amounts due from credit institutions

The breakdown, by classification, type and currency, of the balances of “Loans and amounts due from credit institutions” in the consolidated financial statements is as follows:

Thousand of reais	2018	2017	2016

Classification:
Loans and receivables	-	65,209,902	65,711,001
Financial Assets Measured At Amortized Cost	79,607,001	-	-
Of which:
Loans and amounts due from credit institutions, gross	79,620,562	65,278,917	27,963,914
Impairment losses (note 9.c)	(13,561)	(69,015)	(201,441)
Loans and amounts due from credit institutions, net	79,607,001	65,209,902	65,711,001
Loans and amounts due from credit institutions, gross	79,620,562	65,278,917	65,912,442

Thousand of reais	2018	2017	2016

Type:
Time deposits (2) (4)	64,547,525	53,128,272	53,213,602
Reverse repurchase agreements (1) (2)	3,728,963	270,735	848,096
Escrow deposits	10,182,936	10,136,079	9,836,300
Other accounts (3)	1,161,138	1,743,831	2,014,444
Total	79,620,562	65,278,917	65,912,442

(1)   Guaranteed by debt instruments.

(2)   Includes R$12,793 of short-term transactions with low risk of change in their value, considered cash equivalents.

(3)   As per the IFRS9 adoption the balances of the Loan and Pre Payment Export products were reclassified to Financial Assets Measured at Fair Value through Profit and Loss at the amount of R$611,088.

(4)   In 2018, the balances related to the compulsory deposits on time deposits were reclassified from Cash and balances with the Brazilian Central Bank for a better presentation and, consequently, the respective comparative balances were also reclassified.

Thousand of reais	2018	2017	2016

Currency:
Brazilian Real	79,166,257	49,914,691	63,369,993
US dollar	422,247	15,044,088	1,658,980
Euro	32,058	307,633	779,314
Pound sterling	-	3,585	51,972
Other currencies	-	8,920	52,183
Total	79,620,562	65,278,917	65,912,442

Thousand of reais	2018	2017	2016

Cash equivalents:
Short-term transactions and low risk of change in its value	5,821,573	2,028,581	3,445,846

(1) Collateralized by debt instruments.

Note 44-d contains a detail of the residual maturity periods of financial assets measured at amortized cost.